Financial Instruments - Summary of Carrying Amounts of Canadian Dollar Denominated Monetary Assets and Monetary Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Monetary assets
Cash and cash equivalents	$ 131,764	$ 126,676	$ 103,986	$ 87,182	$ 125,781	$ 75,767
Accounts receivable	3,244		7,138
Long-term investments - common shares held	262,371		309,757	$ 216,319
Long-term investments - warrants held	427
Convertible note receivable	24,333		21,856
Other long-term assets	13,382		14,566
Monetary liabilities
Accounts payable and accrued liabilities	9,447		11,794
Lease Liability	3,772		4,252
Pension Liability	1,078		810
Currency risk [member]
Monetary assets
Cash and cash equivalents	5,449		4,148
Accounts receivable	98		2,519
Long-term investments - common shares held	262,371		309,757
Long-term investments - warrants held	427		0
Convertible note receivable	10,836		11,837
Non-revolving term loan	532		431
Other long-term assets	3,288		3,450
Total Canadian dollar denominated monetary assets	283,001		332,142
Monetary liabilities
Accounts payable and accrued liabilities	4,731		6,059
Performance share units	16,188		15,423
Lease Liability	2,403		2,748
Pension Liability	1,078		810
Total Canadian dollar denominated monetary liabilities	$ 24,400		$ 25,040